Leases (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating lease remaining term	11 months 1 day		11 months 1 day
Percentage of payment escalate per year			3.00%
Operating lease expenses	$ 57,816		$ 173,448
Rent expenses		$ 35,568		$ 168,954	$ 211,271	$ 192,237